Acquisition of the Carmen Knutsen - Schedule of Summarized Consolidated Pro Forma Financial Information (Detail) (Carmen Knutsen [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Carmen Knutsen [Member]
Loans At Acquisition Date [Line Items]
Revenue	$ 84,037
Net income	$ 16,695